                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Digital Century Capital, LLC
Address: 660 Madison Avenue
         14th Floor
         New York, New York 10021



Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rajiv J. Chaudhri
Title:   Managing Member

Phone:   (212) 821-1809

Signature, Place, and Date of Signing:

    /s/ Rajiv J. Chaudhri    New York, New York     4/12/00
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $687,300
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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

Holdings of US Listed equities held as at 30th June 1999
NAME OF ISSUER            TITLE        CUSIP      VALUE $'000     PRICE       SHARES   PUT/CALL   INVESTMENT     VOTING AUTHORITY
                          OF CLASS                                                                OPTION         DISCRETION
--------------            --------     -----      -----------     -----       ------   --------   ----------     ----------------
America On Line           Common     02364J104      $103,565     $67.25     1,540,000                SOLE           SHARED
BMC Software              Common     055921100       $19,456     $49.38       394,000                SOLE           SHARED
BEA Systems               Common     073325102        $4,696     $73.38        64,000                SOLE           SHARED
Cisco                     Common     17275R102       $36,955     $77.31       478,000                SOLE           SHARED
Citrix                    Common     177376100       $47,236     $66.25       713,000                SOLE           SHARED
EMC Corp                  Common     269246104       $42,298    $126.00       335,700                SOLE           SHARED
E trade                   Common     268648102       $28,318     $30.13       940,000                SOLE           SHARED
eBay                      Common     278642103      $142,560    $176.00       810,000                SOLE           SHARED
Hyperion Solutions Corp.  Common     44914M104       $15,893     $32.50       489,000                SOLE           SHARED
i2 Technologies           Common     465754109       $15,021    $122.13       123,000                SOLE           SHARED
JDS Uniphase              Common     46612J101       $15,070    $120.56       125,000                SOLE           SHARED
Kana Communications Inc   Common     483600102        $2,040     $68.00        30,000                SOLE           SHARED
Linear Technology         Common     535678106       $26,026     $55.00       473,200                SOLE           SHARED
Macromedia Inc.           Common     556100105       $13,005     $90.31       144,000                SOLE           SHARED
Manugistics Group Inc.    Common     565011103        $8,568     $51.00       168,000                SOLE           SHARED
Microchip Technology      Common     595017104       $15,911     $65.75       242,000                SOLE           SHARED
Maxim                     Common     57772K101       $30,201     $71.06       425,000                SOLE           SHARED
Niku Corp.                Common     654113109        $2,602     $47.31        55,000                SOLE           SHARED
Network Solutions         Common     64121Q102        $8,299    $153.69        54,000                SOLE           SHARED
Nextel                    Common     65332V103       $11,415    $148.25        77,000                SOLE           SHARED
Oracle                    Common     68389X105       $13,193     $78.06       169,000                SOLE           SHARED
Research in Motion        Common     760975102       $14,165    $106.50       133,000                SOLE           SHARED
Real Network              Common     75605L104       $13,836     $56.94       243,000                SOLE           SHARED
Siebel                    Common     826170102       $28,068    $119.44       235,000                SOLE           SHARED
Texas Instruments         Common     882508104       $12,320    $160.00        77,000                SOLE           SHARED
Veritas                   Common     923436109        $4,408    $131.00        33,650                SOLE           SHARED
Yahoo                     Common     984332106       $10,968    $171.38        64,000                SOLE           SHARED
Webmethods                Common     94768C108        $1,207    $241.38         5,000                SOLE           SHARED
                                                    $687,300















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